UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Trade and notes receivables, Allowance for credit losses | ¥	¥ 45,990	¥ 38,540
Amounts due from related parties, Allowance for credit losses | ¥	14,709	10,142
Prepayments and other current assets, Allowance for credit losses | ¥	1,931	1,912
Other non-current assets, Allowance for credit losses | ¥	¥ 40,313	¥ 59,386
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	2,247,562,644	2,094,978,828
Ordinary shares, shares outstanding	2,244,666,266	2,091,505,895
Treasury stock, shares	2,896,378	3,472,933
Class A Ordinary Shares
Ordinary shares, shares authorized	2,632,030,222	2,632,030,222
Ordinary shares, shares issued	2,099,062,644	1,946,478,828
Ordinary shares, shares outstanding	2,096,166,266	1,943,005,895
Class C Ordinary Shares
Ordinary shares, shares authorized	148,500,000	148,500,000
Ordinary shares, shares issued	148,500,000	148,500,000
Ordinary shares, shares outstanding	148,500,000	148,500,000